Post-employment Benefits	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Post-employment Benefits

22.	Post-employment Benefits

The Company sponsors private retirement and pension plans (Unified Plan and Plan III) and Healthcare Plan for medical and dental care ("ProSaúde II" and "ProSaúde III" Plans) for their active employees and their legal dependents. The lifetime sponsorship of the Healthcare Plan for retirees, pensioners and legal dependents is only applied to "ProSaúde II" plan participants. Fundação Copel de Previdência e Assistência is the entity that manages these plans.

22.1	Pension plan

The Unified Plan is a Defined Benefit plan - BD in which the income is predetermined, according to each individual's salary. This plan is closed for new participants since 1998.

The Plan III, the only plan available for new participants, is a Variable Contribution - CV plan in the contributory phase and, after retirement, it becomes a Defined Benefit - BD plan.

22.2	Healthcare Plan

The Company allocates resources for the coverage of healthcare expenses incurred by their employees and their dependents, within rules, limits and conditions set in "ProSaúde II" and "ProSaúde III" Plans' regulations. Coverage includes periodic medical exams in both plans and is extended to all retirees and pensioners for life only in the "ProSaúde II" plan.

22.3	Statement of financial position and statement of income

Amounts recognized in liabilities, under post-employment benefits, are summarized below:

	12.31.2023	12.31.2022
Pension plans	426	949
Healthcare plans	1,483,817	1,069,088
	1,484,243	1,070,037
Current	85,833	73,814
Noncurrent	1,398,410	996,223

Amounts recognized in the statement of income are shown below:

		Restated	Restated
	12.31.2023	12.31.2022	12.31.2021
Employees
Pension plans	55,320	52,980	56,454
Healthcare plan - post employment	128,652	138,921	115,587
Healthcare plan - active employees	74,546	66,912	69,556
	258,518	258,813	241,597
Management
Pension plans	1,441	1,236	1,300
Healthcare plan	200	148	122
	1,641	1,384	1,422
	260,159	260,197	243,019

22.4	Changes in post-employment benefits

Balance as of January 1, 2022	1,295,174
Appropriation of actuarial calculation	140,293
Appropriation of pension and healthcare contributions	127,878
Actuarial gains and losses	(291,742)
Amortizations	(201,566)
Balance as of December 31, 2022	1,070,037
Appropriation of actuarial calculation	130,126
Appropriation of pension and healthcare contributions	139,701
Actuarial losses (a)	379,126
Amortizations	(225,421)
Reclassification (b)	(9,326)
Balance as of December 31, 2023	1,484,243
(a) Losses arising mainly from the reduction in the discount rate, increase in medical costs and expected variation of the obligation by the current service cost and interest cost.
(b) Reclassification to Liabilities classified as held for sale (Note 39).

22.5	Actuarial valuation in accordance with IAS 19

22.5.1	Actuarial assumptions

The actuarial assumptions used to determine the amounts of liabilities and costs are shown below:

Consolidated		2023		2022
	Real	Nominal	Real	Nominal
Economic
Inflation p.a.	-	3.00%	-	5.10%
Expected rate of discount/return p.a.
Unified Plan - Defined Benefit	5.33%	8.49%	6.10%	11.51%
Unified Plan - Balance	5.36%	8.52%	6.12%	11.53%
Plan III	5.37%	8.53%	6.13%	11.54%
Assistance Plan	5.48%	8.64%	6.13%	11.54%
Salary growth/medical costs
Unified Plan p.a.	1.00%	4.03%	0.00%	5.10%
Plan III p.a.	1.00%	4.03%	1.00%	6.15%
Assistance Plan - Aging Factor	3.30%	-	3.30%	-
Demographic
Mortality Table		AT - 2000		AT - 2000
Mortality table of individuals with permanent disability		WINKLEVOSS		WINKLEVOSS
Table of new disability benef it vested		TASA 1927		TASA 1927

22.5.2	Number of participants and beneficiaries

Consolidated	Social Security Plans
	Unified Plan		Plan III		Assistance Plan
	12.31.2023	12.31.2022	12.31.2023	12.31.2022	12.31.2023	12.31.2022
Number of active participants	10	10	5,806	6,031	5,687	5,775
Number of Inactive participants	4,115	4,170	5,379	5,369	8,857	9,059
Number of dependent people	-	-	-	-	19,925	20,867
Total	4,125	4,180	11,185	11,400	34,469	35,701

22.5.3	Life expectancy after the average age of participants - Annuity Table AT-2000 (in years)

The average age of inactive participants of the healthcare and pension plans is 68.55 and 69.08 years, respectively.

Consolidated	Unified Plan	Plan III
As of December 31, 2023
Retired participants	12.73	21.35
Pensioner participants	13.99	24.67
As of December 31, 2022
Retired participants	19.60	23.42
Pensioner participants	12.48	25.97

22.5.4	Actuarial evaluation

Based on the revision of the assumptions, as of December 31, 2023, the amounts of the Unified Plan and Plan III totaled a surplus of R$795,930 and R$83,613, respectively (R$595,847 and R$74,421, as of December 31, 2022). Applicable ruling legislation does not allow any significant reduction in contributions or refunds to the Company based on the current surplus of these plans. For this reason, the Company did not record assets in its balance sheet as of December 31, 2023, reflecting any right to reduce contributions, refund of surplus or other amounts.

Consolidated	Unified Plan	Plan III	Assistance Plan	12.31.2023	12.31.2022
Total liabilities or partially covered	6,416,085	3,820,011	1,657,687	11,893,783	10,721,838
Fair value of the plan assets	(7,212,015)	(3,903,624)	(173,870)	(11,289,509)	(10,323,018)
Plan coverage status	(795,930)	(83,613)	1,483,817	604,274	398,820
Unrecognized asset	795,930	83,613	-	879,543	670,268
	-	-	1,483,817	1,483,817	1,069,088

The Company adjusted their assistance liabilities through the actuarial report issued on December 31, 2023, as presented in the Statements of Comprehensive Income.

22.5.5	Changes in actuarial liabilities

Consolidated	Unified Plan	Plan III	Assistance Plan
Present value of net actuarial obligations as of January 1, 2022	6,145,601	3,337,093	1,491,118
Cost of services	169	2,018	6,172
Cost of interest	673,724	364,901	155,389
Benefits paid	(523,792)	(264,096)	(342)
Actuarial (gain) losses	(266,172)	17,621	(417,566)
Present value of net actuarial obligations as of December 31, 2022	6,029,530	3,457,537	1,234,771
Cost of services	16,650	6,343	6,878
Cost of interest	700,272	397,091	141,877
Benefits paid	(539,728)	(272,585)	(55,014)
Actuarial (gain) losses	210,135	251,260	338,499
Discontinued Operations balance adjustments	(774)	(19,635)	(9,324)
Present value of net actuarial obligations as of December 31, 2023	6,416,085	3,820,011	1,657,687

22.5.6	Changes in actuarial assets

Consolidated	Unified Plan	Plan III	Assistance Plan
Fair value of the Plan's assets as of January 1, 2022	6,799,255	3,347,204	196,909
Return estimated for assets	743,845	274,486	26,390
Contributions and distributions	29,808	151,606	-
Benefits paid	(523,792)	(264,096)	-
Actuarial gain (losses)	(423,739)	22,758	(57,616)
Fair value of the Plan's assets as of December 31, 2022	6,625,377	3,531,958	165,683
Return estimated for assets	769,613	410,062	18,629
Contributions and distributions	23,868	9,709	54,782
Benefits paid	(539,728)	(272,584)	(54,782)
Actuarial gain (losses)	333,728	244,140	(10,442)
Discontinued Operations balance adjustments	(843)	(19,661)	-
Fair value of the Plan's assets as of December 31, 2023	7,212,015	3,903,624	173,870

22.5.7	Estimated costs

The estimated net periodic plan costs (income) for 2024 for each plan are shown below:

Consolidated	Unified Plan	Plan III	Assistance Plan
Cost of current service	(17,705)	10,105	8,100
Estimated cost of interest	590,697	321,264	140,975
Expected return on plan assets	(591,774)	(321,683)	(15,030)
Costs (income or loss)	(18,782)	9,686	134,045

In view of the current surplus of pension plans, the Company will not record the estimated revenues and costs presented in the table above for the Unified Plan and Plan III, in accordance with legislation that does not allow for reductions in contributions or reimbursements to the Company.

22.5.8	Sensitivity analysis

The following table demonstrates the effect of changes to significant actuarial assumptions. The presentation of this sensitivity analysis was adjusted in relation to the year 2022 to reflect the variations that, in the Company's understanding, are more likely to occur.

Consolidated	Projected scenarios
	Increase by 0.5%	Decrease in 0.5%
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	9,807,900	10,702,169
Impacts on the obligations of healthcare program	1,546,250	1,782,375
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	1,784,147	1,544,008
Impact on cost of service for the following financial year of healthcare program	8,460	6,595
Sensitivity of the service cost
Impacts on the obligations of the pension	13,493	14,269
Impacts on the obligations of healthcare program	6,625	8,429

22.5.9	Benefits payable

The estimated benefits to be paid in the next five years and the total benefits for the following fiscal years are shown below:

Consolidated	Unified Plan	Plan III	Assistance Plan	Total
2024	543,355	281,414	54,858	879,627
2025	641,006	284,173	76,250	1,001,429
2026	568,053	291,233	73,728	933,014
2027	565,786	298,255	81,300	945,341
2028	573,042	305,107	89,233	967,382
2029 a 2053	11,639,282	8,327,621	5,126,994	25,093,897

22.5.10	Asset allocation and investment strategy

The asset allocation for the pension and healthcare plans at the end of 2023 and the allocation goal for 2024, by asset category, are shown below:

Consolidated	Goal for 2024 (*)	2023
Fixed income	79.1%	77.2%
Variable income	4.9%	5.3%
Loans	1.3%	1.2%
Real estate	3.6%	5.6%
Investment structuring	8.8%	8.7%
Investments abroad	2.4%	2.0%
	100.0%	100.0%

In addition, information on the allocation of assets of pension plans sponsored by the Company:

Consolidated	Unified Plan		Plan III
	target (%)(*)	minimum (%)	target (%)	minimum (%)
Fixed income	89.5%	60.0%	70.0%	48.0%
Variable income	3.0%	2.0%	8.0%	3.0%
Loans	0.5%	0.0%	2.0%	0.0%
Real estate	2.5%	0.0%	1.0%	0.0%
Investment structuring	4.5%	0.0%	15.0%	0.0%
Investments abroad	0.0%	0.0%	4.0%	0.0%
(*) Target 2023.
Management of Fundação Copel decided to keep a more conservative approach investing in variable income in relation to the allowed legal limit, which is 70%.

22.5.11	Additional information

The Company made contributions to Plan III (variable contribution plan) for all active employees on December 31, 2023 and 2022, in the amounts of R$70,203 and R$72,353, respectively.